Principal Funds, Inc.

Supplement dated September 28, 2018
to the Statement of Additional Information dated June 15, 2018
(as supplemented on June 25, 2018, July 30 ,2018 and September 17, 2018)

This supplement updates information currently in the Statement of Additional Information. Please retain this supplement for future reference.

PORTFOLIO MANAGER DISCLOSURE
In the Sub-Advisor: Principal Global Investors, LLC (Edge Asset Management Portfolio Managers) section, add the following information to the Other Accounts Managed and Ownership of Securities tables in alphabetical order (information for this portfolio manager is as of 8/31/2018).

	Other Accounts Managed
	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Sarah E. Radecki: Small-Mid Cap Dividend Income Fund
Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	0	$0	0	$0

Ownership of Securities

Portfolio Manager	PFI Funds Managed by Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager
Sarah E. Radecki	Small-MidCap Dividend Income Fund	None

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